Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Notes Payable
Notes Payable

Note 11 – Notes Payable

Notes payable consists of the following at June 30, 2022 and December 31, 2021, respectively:

	June 30,	December 31,
	2022	2021

On June 13, 2022, the Company, through its wholly-owned subsidiary, OWP Ventures, Inc., received an advance of $100,000 from an individual pursuant to an unsecured promissory note, maturing on January 1, 2024, that carries an 8% interest rate.	$100,000	$-

On June 17, 2022, the Company, through its wholly-owned subsidiary, One World Pharma, SAS, received proceeds of 230,400,000 COP, or approximately $55,821 USD, on a loan with a face value of 240,000,000 COP, or approximately $58,147 USD, from an individual pursuant to an unsecured promissory note, bearing interest at 4% per annum, due on demand. The debt discount of $2,326 USD was expensed as finance costs at the time of origination.	58,147	-

On May 31, 2022, the Company, through its wholly-owned subsidiary, One World Pharma, SAS, received proceeds of 314,640,000 COP, or approximately $76,231 USD, on a loan with a face value of 360,000,000 COP, or approximately $87,220 USD, from an individual pursuant to promissory note, security by equipment, bearing interest at 2.1% per annum, maturing on November 28, 2022. The debt discount of $10,990 USD was expensed as finance costs at the time of origination.	87,220	-

On May 30, 2022, the Company, through its wholly-owned subsidiary, One World Pharma, SAS, received a non-interest bearing loan of 20,000,000 COP, or approximately $4,846 USD, from an individual pursuant to an unsecured promissory note, due on demand.	4,846	-

On April 29, 2022, the Company, through its wholly-owned subsidiary, One World Pharma, SAS, received a non-interest bearing loan of 10,000,000 COP, or approximately $2,423 USD, from an individual pursuant to an unsecured promissory note, due on demand.	2,423	-

On March 1, 2022, the Company, through its wholly-owned subsidiary, OWP Ventures, Inc., received an advance of $400,000 from an individual pursuant to an unsecured promissory note, maturing on January 1, 2024, that carries an 8% interest rate.	400,000	-

On February 15, 2022, the Company, through its wholly-owned subsidiary, OWP Ventures, Inc., received an advance of $200,000 from an individual pursuant to an unsecured promissory note, maturing on January 1, 2024, that carries an 8% interest rate.	200,000	-

On May 4, 2020, the Company, through its wholly-owned subsidiary OWP Ventures, Inc., borrowed $119,274 from Customers Bank (“Lender”), pursuant to a Promissory Note issued by OWP Ventures to Lender (the “PPP Note”). The loan was made pursuant to the Payroll Protection Program established as part of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The PPP Note carried interest at 1.00% per annum, payable monthly beginning December 4, 2020, and was due on May 4, 2022. The PPP Note could have been repaid at any time without penalty.

Under the Payroll Protection Program, the Company was eligible for loan forgiveness up to the full amount of the PPP Note and any accrued interest. The forgiveness amount was equal to the amount that the Company spent during the 24-week period beginning May 4, 2020 on payroll costs, payment of rent on any leases in force prior to February 15, 2020 and payment on any utility for which service began before February 15, 2020. The maximum amount of loan forgiveness for non-payroll expenses was 40% of the amount of the PPP Note. A total of $121,372, consisting of $119,274 of principal and $2,098 of interest, was forgiven on February 11, 2022.	-	119,274

Total notes payable	852,636	119,274
Less: current maturities	152,636	119,274
Notes payable, long-term portion	$700,000	$-

The Company recorded interest expense pursuant to the stated interest rates on the notes payable in the amount of $20,032 and $18,987 for the six months ended June 30, 2022 and 2021, respectively.

Note 14 – Notes Payable

Notes payable consists of the following at December 31, 2021 and 2020, respectively:

	December 31,	December 31,
	2021	2020

On December 29, 2021, the Company received an advance of $200,000 from Dr. Kenneth Perego, II, M.D., our Vice Chairman of the Board pursuant to an unsecured promissory note due January 1, 2024 that carried an 8% interest rate.	$200,000	$-

On January 20, 2021, the Company completed the sale of a Promissory Note in the principal amount of $290,000 (the “First AJB Note”) to AJB Capital for a purchase price of $281,300, pursuant to a Securities Purchase Agreement between the Company and AJB Capital (the “Purchase Agreement”). The Company received net proceeds of $268,250 after deductions of debt discounts, consisting of $8,700 pursuant to an original issue discount, $7,250 of legal fees and $5,800 of brokerage fees.

The First AJB Note carried interest at a rate of 10% per annum, was to mature on October 20, 2021, and was repaid in full on September 17, 2021.

Pursuant to the Purchase Agreement, the Company paid a commitment fee to AJB Capital in the amount of $200,000 (the “Commitment Fee”) in the form of 2,000,000 shares of the Company’s common stock (the “Commitment Fee Shares”). As the Company repaid the First AJB Note prior to the Maturity Date, the Company exercised its right to redeem 1,000,000 of the Commitment Fee Shares for a nominal redemption price of $1.00. The issuance of the Commitment Fee Shares resulted in a debt discount of $268,250 that was amortized over the life of the loan.

	-	-

On February 3, 2020, the Company, through its wholly-owned subsidiary, One World Pharma SAS, received an advance of 100,000,000 COP, or $29,134 USD, from an individual pursuant to an unsecured promissory note due on demand that carried a 6% interest rate. The Company repaid 50,000,000 COP, or $14,567 USD, during the year ended December 31, 2020, and repaid the remaining 50,000,000 COP, or $14,567 USD, during the year ended December 31, 2021.	-	14,567

On December 16, 2020, the Company received an advance of $125,000 from our CEO, Isiah Thomas, III pursuant to an unsecured promissory note due on demand that carried a 6% interest rate. A total of $130,610, consisting of $125,000 of principal and $5,610 of interest, was repaid on September 15, 2021.	-	125,000

On October 28, 2020, the Company received an advance of $50,000 from its CEO, Isiah Thomas, III pursuant to an unsecured promissory note due on demand that carries a 6% interest rate. A total of $52,918, consisting of $50,000 of principal and $2,918 of interest, was repaid on October 18, 2021.	-	50,000

On September 14, 2020, the Company received an advance of $26,000 from its Chairman, Dr. Kenneth Perego, II, M.D. pursuant to an unsecured promissory note due on demand that carried a 6% interest rate. The advance was repaid by the Company on March 29, 2021.	-	26,000

On May 4, 2020, the Company, through its wholly-owned subsidiary OWP Ventures, Inc., borrowed $119,274 from Customers Bank (“Lender”), pursuant to a Promissory Note issued by OWP Ventures to Lender (the “PPP Note”). The loan was made pursuant to the Payroll Protection Program established as part of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The PPP Note carried interest at 1.00% per annum, payable monthly beginning December 4, 2020, and was due on May 4, 2022. The PPP Note could have been repaid at any time without penalty.

Under the Payroll Protection Program, the Company was eligible for loan forgiveness up to the full amount of the PPP Note and any accrued interest. The forgiveness amount was equal to the amount that the Company spent during the 24-week period beginning May 4, 2020 on payroll costs, payment of rent on any leases in force prior to February 15, 2020 and payment on any utility for which service began before February 15, 2020. The maximum amount of loan forgiveness for non-payroll expenses was 40% of the amount of the PPP Note. A total of $121,372, consisting of $119,274 of principal and $2,098 of interest, was forgiven on February 11, 2022.

	119,274	119,274

Total notes payable	319,274	334,841
Less: current maturities	119,274	334,841
Notes payable, long-term potion	$200,000	$-

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Company recorded interest expense in the amount of $28,674 and $9,734 for the years ended December 31, 2021 and 2020, respectively, including $9,729 of interest paid to officers and directors during the year ended December 31, 2021.

The Company recognized interest expense for the year ended December 31, 2021 and 2020, respectively, as follows:

	December 31,	December 31,
	2021	2020

Interest on convertible notes	$17,260	$21,516
Interest on notes payable	28,674	9,734
Amortization of debt discounts	42,247	-
Amortization of stock-based debt discounts	414,409	-
Interest on accounts payable	8,541	16,342
Total interest expense	$511,131	$47,592